SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Feb. 08, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash		$ 28,000		$ 28,000		$ 497,000
Maturity term of U.S government securities				185 days		185 days
Offering costs		15,630,212		$ 15,630,212		$ 15,630,212
Underwriting fees		5,520,000		5,520,000		5,520,000
Deferred underwriting fee payable		9,660,000		9,660,000		9,660,000
Other offering costs		$ 450,212		$ 450,212		450,212
Federal depository insurance coverage						$ 250,000
Number of warrants exercised		0	0	0	0	0
Effective tax rate (as a percent)	0.00%	12.62%	0.00%	3.89%	0.00%	0.00%
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits	$ 0	$ 0		$ 0		$ 0
Unrecognized tax benefits accrued for interest and penalties	$ 0	0		0		0
Transaction cost included in operation statement		655,046		655,046		655,046
Transaction Costs Included In Equity Statement		$ 14,975,165		$ 14,975,165		$ 14,975,165
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of warrants to purchase shares issued							14,480,000
Exercise price of warrants							$ 11.50